Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 1,135,229	$ 1,035,467
Ireland
Segment Reporting Information [Line Items]
Assets	433,171	414,510
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	237,288	216,313
U.S.
Segment Reporting Information [Line Items]
Assets	415,761	363,527
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 49,009	$ 41,117